UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. annual shareholder report as of April 30, 2025 Class A - LPXAX

This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.09% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	Blended Benchmark[1]
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index

$15,000
$13,500
$12,000
$10,500
$9,000
$7,500
11/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
4/30/22
4/30/23
4/30/24
4/30/25

Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge[2]	4.94%	3.56%	3.38%
Without sales charge	7.09%	3.98%	3.60%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.

[2]	Reflects a 2.00% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. annual shareholder report as of April 30, 2025 Class C - LPXCX

This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.60%
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.36% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	Blended Benchmark[1]
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index

$15,000
$13,500
$12,000
$10,500
$9,000
$7,500
11/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
4/30/22
4/30/23
4/30/24
4/30/25

Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge	5.36%[2]	3.24%	2.87%
Without sales charge	6.36%	3.24%	2.87%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.

[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. annual shareholder report as of April 30, 2025 Class F - LPXFX

This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.60%
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.40% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class F	Blended Benchmark[1]
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index

$13,000
$12,000
$11,000
$10,000
$9,000
6/3/20
4/30/21
4/30/22
4/30/23
4/30/24
4/30/25

Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	Since inception (6/3/20)
Class F2	7.40%	3.97%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.23%
Blended Benchmark[1]	8.06%	4.09%
ICE BofA U.S. All Capital Securities Index	6.61%	3.01%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. annual shareholder report as of April 30, 2025 Class I - LPXIX

This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.40% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate
Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	Blended Benchmark[1]
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index

$150,000
$135,000
$120,000
$105,000
$90,000
$75,000
11/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
4/30/22
4/30/23
4/30/24
4/30/25

Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class I2	7.40%	4.28%	3.91%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. annual shareholder report as of April 30, 2025 Class R - LPXRX

This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.10%
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.88% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	Blended Benchmark[1]
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index

$15,000
$13,500
$12,000
$10,500
$9,000
$7,500
11/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
4/30/22
4/30/23
4/30/24
4/30/25

Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class R2	6.88%	3.77%	3.38%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Low Duration Preferred & Income Fund, Inc. annual shareholder report as of April 30, 2025 Class Z - LPXZX

This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.60%
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.42% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	Blended Benchmark[1]
ICE BofA 1-3 Year U.S. Corporate Index	ICE BofA U.S. All Capital Securities Index

$15,000
$13,500
$12,000
$10,500
$9,000
$7,500
11/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
4/30/22
4/30/23
4/30/24
4/30/25

Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class Z2	7.42%	4.24%	3.89%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR (“Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 1166 Avenue of the Americas, 30th Floor, New York, NY 10036.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors (“Board”) has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The Registrant’s Board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. The Registrant’s Board has determined that Ramona Rogers-Windsor qualifies as an audit committee financial expert based on her years of experience in the investment management and financial services industry. Each of Messrs. Clark and Maginnis and Ms. Rogers-Windsor are members of the Board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years ended April 30, 2025 and April 30, 2024 for professional services rendered by the Registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$48,023	$47,273
Audit-Related Fees	$0	$0
Tax Fees	$6,427	$6,427
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the preparation and review of federal and state tax returns.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the Registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the Registrant’s principal accountant for the Registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant, if the engagement for services relates directly to the operations and financial reporting of the Registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the Board of the Registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee may not delegate its responsibility to pre-approve services to be performed by the Registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant and for non-audit services rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant were:

	2025	2024
Registrant	$6,427	$6,427
Investment Advisor	$0	$0

(h) The Registrant’s audit committee considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

We would like to share with you our report for the year ended April 30, 2025. The total returns for the Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended April 30, 2025	Year Ended April 30, 2025
Cohen & Steers Low Duration Preferred and Income Fund:
Class A	1.94%	7.09%
Class C	1.48%	6.36%
Class F	2.03%	7.40%
Class I	2.02%	7.40%
Class R	1.73%	6.88%
Class Z	2.03%	7.42%
ICE BofA 1-3 Year U.S. Corporate Index(a)	2.88%	7.04%
Blended Benchmark—65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index(a)	2.07%	8.06%
ICE BofA U.S. All Capital Securities Index(a)	–1.30%	6.61%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 2.00% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

(a)

The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than three years. The ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index tracks the performance of select U.S. dollar-denominated fixed and floating-rate preferred, corporate and contingent capital securities, with issuer exposure capped at 8%, and with a remaining term to final maturity of one year or more, but less than five years. The ICE BofA 1-5 Year U.S. Corporate Index tracks the performance of U.S. dollar denominated investment-grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity of less than five years. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

April 30, 2025

		Shares		Value

PREFERRED SECURITIES—EXCHANGE-TRADED	2.4%
BANKING	0.8%
Morgan Stanley, 6.625%, Series Q(a)			248,374	$6,244,122
Morgan Stanley, 6.875%, Series F(a)			190,161	4,773,041
Morgan Stanley, 7.125%, Series E(a)			84,773	2,136,280

				13,153,443

FINANCIAL SERVICES	0.3%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)			221,051	5,868,904

INSURANCE	0.5%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)			954	22,362
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)			120,185	3,017,845
Lincoln National Corp., 9.00%, Series D(a)			178,761	4,847,998

				7,888,205

UTILITIES	0.8%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			521,737	13,121,686

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$39,725,974)				40,032,238

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	78.0%
BANKING	48.6%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a)(b)(d)(e)		EUR	4,800,000	5,438,199
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	6,000,000	7,058,486
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			2,900,000	3,130,559
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR	1,000,000	1,099,584
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(d)(e)		EUR	1,000,000	1,190,153
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			5,800,000	6,332,747

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

	Principal Amount*		Value

Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)		11,729,000	$11,768,351
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		6,610,000	6,629,569
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)		5,200,000	5,158,235
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		4,000,000	4,102,832
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		11,541,000	11,960,392
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a)(b)(d)	GBP	3,000,000	4,000,611
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		3,200,000	3,069,273
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	9,000,000	12,513,075
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		13,800,000	15,099,408
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(b)(d)(f)		8,000,000	8,036,320
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		16,600,000	17,104,457
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		15,450,000	16,141,897
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		7,300,000	7,698,879
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		24,271,000	23,534,096
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		5,771,000	5,042,934
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)		24,767,000	24,746,864
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		18,878,000	18,407,135
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)		7,592,000	7,589,459
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(b)		3,000,000	3,016,511
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		19,535,000	19,185,761
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)		2,000,000	2,029,880
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		21,855,000	22,496,029
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		1,300,000	1,290,749
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		9,540,000	9,513,814
CoBank ACB, 7.125% to 1/1/30, Series M(a)(b)		2,500,000	2,554,908
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		4,800,000	4,759,733

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

	Principal Amount*			Value

Corestates Capital II, 5.168% (3 Month USD Term SOFR + 0.912%), due 1/15/27(c)(f)		15,000,000		$14,745,101
Corestates Capital III, 5.155% (3 Month USD Term SOFR + 0.832%), due 2/15/27(c)(f)		4,981,000		4,916,138
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	4,400,000		6,007,563
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR	5,000,000		6,030,319
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(d)(f)		5,750,000		5,828,608
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)		5,710,000		428,250
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR	3,000,000		3,369,868
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	3,000,000		3,519,408
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	3,400,000		4,011,572
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)		7,001,000		6,971,834
First Horizon Bank, 5.322% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(c)(f)		2,100	†	1,554,000
First Maryland Capital II, 5.388% (3 Month USD Term SOFR + 1.112%), due 2/1/27(c)		5,000,000		4,868,978
Goldman Sachs Group, Inc., 7.379% to 8/10/25, Series Q(a)(b)		4,129,000		4,145,644
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)		24,170,000		25,086,816
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		4,464,000		4,563,382
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		6,800,000		6,729,526
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		2,000,000		1,991,072
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		5,600,000		5,567,614
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		5,500,000		5,726,083

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

	Principal Amount*		Value

ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)		17,950,000	$17,671,585
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		9,800,000	10,179,750
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)		13,400,000	13,475,204
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)		1,815,000	1,818,183
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		15,832,000	16,348,046
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)		3,200,000	3,130,494
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)		4,200,000	4,072,609
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(b)(d)(e)	EUR	1,400,000	1,596,546
KeyCorp Capital I, 5.299% (3 Month USD Term SOFR + 1.002%), due 7/1/28(c)		12,865,000	12,388,773
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)	EUR	2,200,000	2,420,466
Lloyds Banking Group PLC, 4.947% to 6/27/25 (United Kingdom)(a)(b)(d)(e)	EUR	5,000,000	5,676,544
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)		3,200,000	3,006,013
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(d)		12,900,000	12,892,571
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP	4,000,000	5,167,654
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)		6,470,000	6,648,960
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	2,800,000	3,838,901
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP	2,800,000	3,664,267
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)	GBP	5,600,000	7,188,593
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)		9,700,000	9,664,500
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(d)	GBP	2,000,000	2,563,756

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

	Principal Amount*		Value

NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(d)		14,651,000	$14,702,659
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)		8,800,000	8,824,270
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		6,500,000	6,445,128
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		4,000,000	4,007,364
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		6,292,000	6,206,083
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		7,100,000	6,808,570
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		7,000,000	6,927,361
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		6,550,000	6,867,909
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		6,400,000	6,898,003
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		8,916,000	8,969,764
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)		8,949,000	9,008,430
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		12,600,000	12,946,500
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)		5,000,000	4,979,538
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		20,200,000	20,928,917
Truist Financial Corp., 5.211% (3 Month USD Term SOFR + 0.912%), due 3/15/28(c)		20,003,000	19,152,854
Truist Financial Corp., 5.255% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(c)		4,150,000	4,068,034
Truist Financial Corp., 6.669% to 9/1/25, Series N(a)(b)		25,780,000	25,385,883
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		8,900,000	8,756,804
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(b)(d)(e)		17,200,000	17,220,210
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		17,000,000	18,410,864
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)		3,400,000	3,808,986
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(d)(e)	GBP	2,600,000	3,869,891

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

		Principal Amount*		Value

Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			12,073,000	$11,865,214
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a)(b)			5,328,000	5,316,735
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			1,766,000	1,789,679
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			10,860,000	11,459,635

				806,801,376

CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR	3,600,000	4,368,889

FINANCIAL SERVICES	0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			3,390,000	3,406,414
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			5,428,000	5,003,641
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			5,000,000	4,243,201
ILFC E-Capital Trust I, 6.117% (3 Month USD Term SOFR + 1.812%), due 12/21/65(c)(f)			3,000,000	2,427,115

				15,080,371

HEALTH CARE	0.8%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			12,514,000	12,689,802

INSURANCE	7.3%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)			3,750,000	3,727,212
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(d)(e)		EUR	1,600,000	1,811,541
Allstate Corp., 7.523% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)			1,239,000	1,227,449
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)			9,173,000	9,148,691
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Switzerland)(b)(e)			3,100,000	3,097,210
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(b)(e)			1,100,000	1,101,243
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			11,803,000	11,939,581
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			4,890,000	4,694,787
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)			5,443,000	5,174,780
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			5,475,000	5,573,654

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

		Principal Amount*	Value

Hartford Insurance Group, Inc., 6.71% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)		14,781,000	$13,513,434
Lincoln National Corp., 6.571% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)		1,070,000	824,450
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		1,775,000	1,882,192
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(f)		15,353,000	15,370,770
MetLife, Inc., 6.40%, due 12/15/36		2,030,000	2,010,882
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(f)		22,340,000	22,184,362
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(b)		2,500,000	2,496,218
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(f)		4,644,000	4,638,144
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		9,540,000	8,372,311
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		2,801,000	2,847,371

			121,636,282

PIPELINES	6.2%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		3,500,000	3,435,841
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		4,974,000	4,881,360
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		8,593,000	8,639,144
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(b)		2,510,000	2,527,990
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		22,608,000	23,511,800
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		7,500,000	7,228,256
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		4,203,000	4,152,389
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)		4,460,000	4,634,163
Enterprise Products Operating LLC, 7.358% (3 Month USD Term SOFR + 3.039%), due 6/1/67(c)		1,500,000	1,463,055
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)		10,760,000	10,761,314
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		24,125,000	23,833,869

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

		Principal Amount*		Value

Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			8,511,000	$7,323,332

				102,392,513

REAL ESTATE	0.5%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR	8,200,000	9,156,197

TELECOMMUNICATIONS	0.7%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)			10,150,000	10,163,502
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)			2,000,000	2,058,467

				12,221,969

UTILITIES	12.7%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)			4,113,000	3,846,023
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)			5,506,000	5,454,038
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			17,516,000	16,456,443
American Electric Power Co., Inc., 5.699%, due 8/15/25			6,625,000	6,639,833
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			8,944,000	9,047,384
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83 (Australia)(b)(e)		EUR	2,300,000	2,858,165
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(b)			2,020,000	1,947,956
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)			5,260,000	5,385,267
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			18,645,000	18,125,767
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			15,400,000	15,847,605
Edison International, 7.875% to 3/15/29, due 6/15/54(b)			2,440,000	2,290,683
Electricite de France SA, 6.00% to 1/29/26 (France)(a)(b)(e)		GBP	6,600,000	8,795,132
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)			21,165,000	21,246,559

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

		Principal Amount*	Value

Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		8,065,000	$8,128,996
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)		5,999,000	6,040,735
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		9,784,000	9,535,952
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)		9,370,000	9,413,177
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		3,860,000	3,891,073
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		5,350,000	5,406,758
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)		3,120,000	3,169,159
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		13,894,000	12,766,028
Sempra, 4.875% to 10/15/25(a)(b)		11,980,000	11,850,415
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		15,266,000	14,779,063
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		8,705,000	8,441,380

			211,363,591

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,296,035,739)			1,295,710,990

CORPORATE BONDS	16.5%
CONSUMER STAPLE PRODUCTS	1.0%
Mars, Inc., 4.45%, due 3/1/27(f)		2,750,000	2,767,842
Mars, Inc., 4.60%, due 3/1/28(f)		5,640,000	5,702,357
Mars, Inc., 4.80%, due 3/1/30(f)		7,500,000	7,594,319

			16,064,518

FINANCIAL SERVICES	0.2%
BGC Group, Inc., 4.375%, due 12/15/25		4,000,000	3,976,654

HEALTH CARE	1.9%
AbbVie, Inc., 4.65%, due 3/15/28		10,990,000	11,155,554
AbbVie, Inc., 4.80%, due 3/15/27		5,000,000	5,066,280
Amgen, Inc., 5.507%, due 3/2/26		5,000,000	5,001,134
Eli Lilly & Co., 4.75%, due 2/12/30		3,000,000	3,077,009
Johnson & Johnson, 4.55%, due 3/1/28		6,435,000	6,565,596

			30,865,573

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

		Principal Amount*	Value

INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(f)		2,360,000	$2,107,275

PIPELINES	0.7%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)(f)		7,130,000	7,168,246
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)(f)		4,000,000	3,969,052

			11,137,298

REAL ESTATE	7.6%
American Homes 4 Rent LP, 4.25%, due 2/15/28		13,144,000	13,043,029
American Tower Corp., 1.60%, due 4/15/26		3,000,000	2,915,034
American Tower Corp., 4.90%, due 3/15/30		10,700,000	10,811,443
American Tower Corp., 5.80%, due 11/15/28		4,850,000	5,052,383
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		2,000,000	1,988,489
Crown Castle, Inc., 4.80%, due 9/1/28		2,000,000	2,006,689
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,758,180
Equinix, Inc., 1.45%, due 5/15/26		2,900,000	2,806,086
Equinix, Inc., 1.55%, due 3/15/28		3,000,000	2,771,124
ERP Operating LP, 3.25%, due 8/1/27		1,090,000	1,064,323
Federal Realty OP LP, 3.25%, due 7/15/27		7,026,000	6,831,732
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		2,181,000	2,181,000
Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/28(f)		3,395,000	3,204,141
Newmark Group, Inc., 7.50%, due 1/12/29		3,050,000	3,191,019
Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 4/1/29(f)		8,400,000	8,637,729
Realty Income Corp., 4.75%, due 2/15/29		4,000,000	4,041,223
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,019,718
Sun Communities Operating LP, 5.50%, due 1/15/29		7,000,000	7,199,952
Tanger Properties LP, 3.875%, due 7/15/27		4,825,000	4,747,181
UDR, Inc., 3.50%, due 7/1/27		3,585,000	3,518,793
UDR, Inc., 3.50%, due 1/15/28		1,411,000	1,376,900
VICI Properties LP, 4.75%, due 4/1/28		3,395,000	3,397,666
VICI Properties LP/VICI Note Co., Inc., 4.125%, due 8/15/30(f)		5,467,000	5,161,805
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,624,533

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

		Principal Amount*	Value

VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		7,000,000	$7,080,892
Welltower OP LLC, 4.25%, due 4/1/26		5,000,000	4,983,744
Welltower OP LLC, 4.25%, due 4/15/28		1,000,000	999,508

			126,414,316

TELECOMMUNICATIONS	1.2%
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,240,217
T-Mobile USA, Inc., 2.25%, due 2/15/26		7,420,000	7,278,846
T-Mobile USA, Inc., 4.75%, due 2/1/28		8,447,000	8,457,863

			19,976,926

UTILITIES	3.8%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		12,485,000	12,569,301
DTE Energy Co., 4.95%, due 7/1/27		5,000,000	5,052,405
Enel Finance International NV, 4.50%, due 6/15/25 (Italy)(f)		2,000,000	1,998,592
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		12,000,000	12,037,488
Enel Finance International NV, 7.05%, due 10/14/25 (Italy)(f)		3,000,000	3,022,685
Eversource Energy, 4.75%, due 5/15/26		4,350,000	4,355,396
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		8,500,000	8,519,487
Southern Co., 5.113%, due 8/1/27		3,900,000	3,961,359
WEC Energy Group, Inc., 4.75%, due 1/9/26		10,135,000	10,146,894
WEC Energy Group, Inc., 5.60%, due 9/12/26		2,088,000	2,117,179

			63,780,786

TOTAL CORPORATE BONDS (Identified cost—$271,970,332)			274,323,346

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

		Shares	Value

SHORT-TERM INVESTMENTS	1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.27%(i)		12,490,869	$12,490,869
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(i)		16,299,000	16,299,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$28,789,869)			28,789,869

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,636,521,914)	98.6%		1,638,856,443
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4		22,882,484

NET ASSETS	100.0%		$1,661,738,927

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount		Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity		Position	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas		$20,000,073	0.25%	Monthly	BNPXCHY5 Index	(j)	Short	5/1/26	$0	$20,000	$(20,000)
BNP Paribas	EUR	6,178,130	0.30%	Monthly	BNPXCEX5 Index	(k)	Short	5/5/26	0	(15,458)	15,458
									$0	$4,542	$(4,542)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	53,569,361	USD	61,026,752	5/28/25	$256,384
Brown Brothers Harriman	GBP	44,113,501	USD	58,734,921	5/28/25	(60,121)
						$196,263

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$40,032,238	$—	$—	$40,032,238
Preferred Securities—Over-the-Counter	—	1,295,710,990	—	1,295,710,990
Corporate Bonds	—	274,323,346	—	274,323,346
Short-Term Investments	—	28,789,869	—	28,789,869

Total Investments in Securities(l)	$40,032,238	$1,598,824,205	$—	$1,638,856,443

Forward Foreign Currency Exchange Contracts	$—	$256,384	$—	$256,384

Total Derivative Assets(l)	$—	$256,384	$—	$256,384

Forward Foreign Currency Exchange Contracts	$—	$(60,121)	$—	$(60,121)
Total Return Swap Contracts	—	0	—	0

Total Derivative Liabilities(l)	$—	$(60,121)	$—	$(60,121)

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at April 30, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $392,595,245 or 23.6% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $159,012,721 which represents 9.6% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $332,619,627 which represents 20.0% of the net assets of the Fund, of which 0.1% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven–day yield.
(j)

The index intends to track the performance of the Markit CDX North America High Yield Index (Markit CDX.NA.HY.44 Index). The two constituent investments held within the index at April 30, 2025 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	4/30/25 Price	4/30/25 Value
Credit Default Swaps (CDS) — Markit CDX.NA.HY.44 Index	5.00% per annum	Quarterly	Performance of CDS	Semi-annually	6/20/30	101.97%	$103.82	$20,394,074
Cash	—	—	—	—	—	–1.97%	—	(394,001)

								$20,000,073

(k)	The index intends to track the performance of the Markit iTraxx Europe Crossover Index.
(l)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025

ASSETS:
Investments in securities, at value (Identified cost—$1,636,521,914)	$1,638,856,443
Foreign currency, at value (Identified cost—$860,795)	858,209
Receivable for:
Dividends and interest	21,745,063
Fund shares sold	6,366,475
Unrealized appreciation on forward foreign currency exchange contracts	256,384
Unrealized appreciation on total return swap contracts	15,458
Other assets	20,464

Total Assets	1,668,118,496

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	60,121
Unrealized depreciation on total return swap contracts	20,000
Payable for:
Fund shares redeemed	3,217,527
Dividends and distributions declared	1,854,045
Investment advisory fees	600,666
Shareholder servicing fees	301,068
Administration fees	67,809
Distribution fees	58,780
Directors’ fees	4,076
Other liabilities	195,477

Total Liabilities	6,379,569

NET ASSETS	$1,661,738,927

NET ASSETS consist of:
Paid-in capital	$1,959,791,980
Total distributable earnings/(accumulated loss)	(298,053,053)

$1,661,738,927

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

April 30, 2025

CLASS A SHARES:
NET ASSETS	$171,995,654
Shares issued and outstanding ($0.001 par value common stock outstanding)	18,247,486

Net asset value and redemption price per share	$9.43

Maximum offering price per share ($9.43 ÷ 0.98)(a)	$9.62

CLASS C SHARES:
NET ASSETS	$38,650,099
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,111,190

Net asset value and offering price per share(b)	$9.40

CLASS F SHARES:
NET ASSETS	$29,797,573
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,178,039

Net asset value, offering and redemption price per share	$9.38

CLASS I SHARES:
NET ASSETS	$1,420,992,711
Shares issued and outstanding ($0.001 par value common stock outstanding)	151,531,257

Net asset value, offering and redemption price per share	$9.38

CLASS R SHARES:
NET ASSETS	$138,094
Shares issued and outstanding ($0.001 par value common stock outstanding)	14,624

Net asset value, offering and redemption price per share	$9.44

CLASS Z SHARES:
NET ASSETS	$164,796
Shares issued and outstanding ($0.001 par value common stock outstanding)	17,608

Net asset value, offering and redemption price per share	$9.36

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended April 30, 2025

Investment Income:
Interest income	$95,441,866
Dividend income	4,449,154

Total Investment Income	99,891,020

Expenses:
Investment advisory fees	11,182,129
Distribution fees and service fees—Class A (See Note 2)	504,897
Distribution fees and service fees—Class C (See Note 2)	414,287
Distribution fees and service fees—Class R (See Note 2)	664
Shareholder servicing fees—Class I (See Note 2)	917,061
Administration fees	995,756
Registration and filing fees	223,111
Transfer agent fees and expenses	141,257
Professional fees	120,133
Shareholder reporting expenses	113,335
Directors’ fees and expenses	70,145
Custodian fees and expenses	37,720
Excise tax expense	36,491
Miscellaneous	58,979

Total Expenses	14,815,965
Reduction of Expenses (See Note 2)	(3,538,075)

Net Expenses	11,277,890

Net Investment Income (Loss)	88,613,130

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	7,422,792
Written option contracts	(179,348)
Total return swap contracts	(785,421)
Forward foreign currency exchange contracts	(4,821,166)
Foreign currency transactions	28,395

Net realized gain (loss)	1,665,252

Net change in unrealized appreciation (depreciation) on:
Investments in securities	34,022,642
Total return swap contracts	52,324
Forward foreign currency exchange contracts	(820,079)
Foreign currency translations	65,500

Net change in unrealized appreciation (depreciation)	33,320,387

Net Realized and Unrealized Gain (Loss)	34,985,639

Net Increase (Decrease) in Net Assets Resulting from Operations	$123,598,769

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$88,613,130	$78,366,508
Net realized gain (loss)	1,665,252	(44,813,975)
Net change in unrealized appreciation (depreciation)	33,320,387	117,055,614

Net increase (decrease) in net assets resulting from operations	123,598,769	150,608,147

Distributions to Shareholders:
Class A	(7,990,504)	(8,388,806)
Class C	(1,646,828)	(1,939,731)
Class F	(7,718,955)	(3,693,878)
Class I	(69,312,902)	(69,534,701)
Class R	(6,007)	(9,066)
Class Z	(5,894)	(2,765)
Tax Return of Capital to Shareholders:
Class A	—	(365,161)
Class C	—	(101,672)
Class F	—	(125,992)
Class I	—	(2,850,255)
Class R	—	(436)
Class Z	—	(117)

Total distributions	(86,681,090)	(87,012,580)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(170,039,553)	(221,176,670)

Total increase (decrease) in net assets	(133,121,874)	(157,581,103)
Net Assets:
Beginning of year	1,794,860,801	1,952,441,904

End of year	$1,661,738,927	$1,794,860,801

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended April 30,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.23	$8.87	$9.36	$10.14	$9.61

Income (loss) from investment operations:

Net investment income (loss)(a)	0.46	0.39	0.31	0.24	0.30
Net realized and unrealized gain (loss)	0.19	0.40	(0.42)	(0.64)	0.63

Total from investment operations	0.65	0.79	(0.11)	(0.40)	0.93

Less dividends and distributions to shareholders from:

Net investment income	(0.45)	(0.41)	(0.36)	(0.36)	(0.40)
Tax return of capital	—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.45)	(0.43)	(0.38)	(0.38)	(0.40)

Net increase (decrease) in net asset value	0.20	0.36	(0.49)	(0.78)	0.53

Net asset value, end of year	$9.43	$9.23	$8.87	$9.36	$10.14

Total return(b)(c)	7.09%	9.16%	–1.20%	–4.14%	9.80%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$172.0	$176.3	$181.9	$280.7	$237.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.05%	1.04%	1.04%	1.05%	1.05%

Expenses (net of expense reduction)	0.90%	0.89%	0.89%	0.91%	0.90%

Net investment income (loss) (before expense reduction)	4.76%	4.19%	3.21%	2.30%	2.81%

Net investment income (loss) (net of expense reduction)	4.91%	4.34%	3.36%	2.44%	2.96%

Portfolio turnover rate	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended April 30,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.20	$8.85	$9.34	$10.12	$9.59

Income (loss) from investment operations:

Net investment income (loss)(a)	0.40	0.33	0.24	0.17	0.23
Net realized and unrealized gain (loss)	0.18	0.39	(0.41)	(0.64)	0.63

Total from investment operations	0.58	0.72	(0.17)	(0.47)	0.86

Less dividends and distributions to shareholders from:

Net investment income	(0.38)	(0.35)	(0.30)	(0.29)	(0.33)
Tax return of capital	—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.38)	(0.37)	(0.32)	(0.31)	(0.33)

Net increase (decrease) in net asset value	0.20	0.35	(0.49)	(0.78)	0.53

Net asset value, end of year	$9.40	$9.20	$8.85	$ 9.34	$10.12

Total return(b)(c)	6.36%	8.29%	–1.88%	–4.82%	9.04%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$38.7	$44.6	$56.5	$75.2	$77.2

Ratios to average daily net assets:

Expenses (before expense reduction)	1.75%	1.75%	1.75%	1.75%	1.75%

Expenses (net of expense reduction)	1.60%	1.60%	1.60%	1.60%	1.60%

Net investment income (loss) (before expense reduction)	4.05%	3.46%	2.53%	1.60%	2.13%

Net investment income (loss) (net of expense reduction)	4.20%	3.61%	2.68%	1.75%	2.28%

Portfolio turnover rate	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class F
	For the Year Ended April 30,				For the Period June 3, 2020(a) through April 30, 2021
Per Share Operating Data:	2025	2024	2023	2022
Net asset value, beginning of period	$9.19	$8.83	$9.33	$10.12	$9.74

Income (loss) from investment operations:

Net investment income (loss)(b)	0.48	0.43	0.36	0.27	0.27
Net realized and unrealized gain (loss)	0.19	0.39	(0.45)	(0.65)	0.51

Total from investment operations	0.67	0.82	(0.09)	(0.38)	0.78

Less dividends and distributions to shareholders from:

Net investment income	(0.48)	(0.44)	(0.39)	(0.39)	(0.40)
Tax return of capital	—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.48)	(0.46)	(0.41)	(0.41)	(0.40)

Net increase (decrease) in net asset value	0.19	0.36	(0.50)	(0.79)	0.38

Net asset value, end of period	$9.38	$9.19	$8.83	$9.33	$10.12

Total return(c)	7.40%	9.57%	–0.96%	–3.91%	8.09	%(d)

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$29,797.6	$230,561.5	$49,900.5	$998.5	$322.1

Ratios to average daily net assets:

Expenses (before expense reduction)	0.75%	0.75%	0.75%	0.75%	0.75	%(e)

Expenses (net of expense reduction)	0.60%	0.60%	0.60%	0.60%	0.60	%(e)

Net investment income (loss) (before expense reduction)	4.94%	4.75%	3.82%	2.63%	2.78	%(e)

Net investment income (loss) (net of expense reduction)	5.09%	4.90%	3.97%	2.78%	2.93	%(e)

Portfolio turnover rate	53%	53%	31%	44%	44%

(a)	Inception date.
(b)	Calculation based on average shares outstanding.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended April 30,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.19	$8.84	$9.34	$10.12	$9.60

Income (loss) from investment operations:

Net investment income (loss)(a)	0.49	0.42	0.33	0.27	0.33
Net realized and unrealized gain (loss)	0.18	0.39	(0.42)	(0.64)	0.62

Total from investment operations	0.67	0.81	(0.09)	(0.37)	0.95

Less dividends and distributions to shareholders from:

Net investment income	(0.48)	(0.44)	(0.39)	(0.39)	(0.43)
Tax return of capital	—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.48)	(0.46)	(0.41)	(0.41)	(0.43)

Net increase (decrease) in net asset value	0.19	0.35	(0.50)	(0.78)	0.52

Net asset value, end of year	$9.38	$9.19	$8.84	$9.34	$10.12

Total return(b)	7.40%	9.44%	–0.95%	–3.81%	10.09%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$1,421.0	$1,343.1	$1,663.8	$2,551.2	$2,056.4

Ratios to average daily net assets:

Expenses (before expense reduction)	0.82%	0.81%	0.81%	0.80%	0.82%

Expenses (net of expense reduction)	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income (loss) (before expense reduction)	5.00%	4.41%	3.45%	2.54%	3.04%

Net investment income (loss) (net of expense reduction)	5.22%	4.62%	3.66%	2.74%	3.26%

Portfolio turnover rate	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended April 30,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.24	$8.88	$9.38	$10.16	$9.62

Income (loss) from investment operations:

Net investment income (loss)(a)	0.45	0.36	0.29	0.22	0.28
Net realized and unrealized gain (loss)	0.18	0.41	(0.43)	(0.65)	0.64

Total from investment operations	0.63	0.77	(0.14)	(0.43)	0.92

Less dividends and distributions to shareholders from:

Net investment income	(0.43)	(0.39)	(0.34)	(0.33)	(0.38)
Tax return of capital	—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.43)	(0.41)	(0.36)	(0.35)	(0.38)

Net increase (decrease) in net asset value	0.20	0.36	(0.50)	(0.78)	0.54

Net asset value, end of year	$9.44	$9.24	$8.88	$9.38	$10.16

Total return(b)	6.88%	8.90%	–1.46%	–4.34%	9.64%

Ratios/Supplemental Data:

Net assets, end of year (in 000s)	$138.1	$126.9	$289.2	$310.9	$325.2

Ratios to average daily net assets:

Expenses (before expense reduction)	1.25%	1.25%	1.25%	1.25%	1.25%

Expenses (net of expense reduction)	1.10%	1.10%	1.10%	1.10%	1.10%

Net investment income (loss) (before expense reduction)	4.57%	3.87%	3.06%	2.10%	2.63%

Net investment income (loss) (net of expense reduction)	4.72%	4.02%	3.21%	2.25%	2.78%

Portfolio turnover rate	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended April 30,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.17	$8.82	$9.33	$10.12	$9.60

Income (loss) from investment operations:

Net investment income (loss)(a)	0.49	0.42	0.30	0.28	0.31
Net realized and unrealized gain (loss)	0.18	0.39	(0.40)	(0.66)	0.64

Total from investment operations	0.67	0.81	(0.10)	(0.38)	0.95

Less dividends and distributions to shareholders from:

Net investment income	(0.48)	(0.44)	(0.39)	(0.39)	(0.43)
Tax return of capital	—	(0.02)	(0.02)	(0.02)	—

Total dividends and distributions to shareholders	(0.48)	(0.46)	(0.41)	(0.41)	(0.43)

Net increase (decrease) in net asset value	0.19	0.35	(0.51)	(0.79)	0.52

Net asset value, end of year	$9.36	$9.17	$8.82	$9.33	$10.12

Total return(b)	7.42%	9.46%	–1.06%	–3.91%	10.09%

Ratios/Supplemental Data:

Net assets, end of year (in 000s)	$164.8	$50.0	$40.0	$752.1	$3,786.9

Ratios to average daily net assets:

Expenses (before expense reduction)	0.75%	0.75%	0.75%	0.75%	0.75%

Expenses (net of expense reduction)	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income (loss) (before expense reduction)	5.11%	4.44%	3.15%	2.58%	2.92%

Net investment income (loss) (net of expense reduction)	5.26%	4.59%	3.30%	2.73%	3.07%

Portfolio turnover rate	53%	53%	31%	44%	44%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on September 2, 2015 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s primary investment objective is to seek to provide high current income and its secondary objective is to provide capital preservation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Funds’ investments as of April 30, 2025 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange

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NOTES TO FINANCIAL STATEMENTS—(Continued)

contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At April 30, 2025, the Fund did not have any option contracts outstanding.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended April 30, 2025, a portion of the dividends has been reclassified to tax return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of April 30, 2025, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Fund.

For the year ended April 30, 2025, and through June 30, 2026, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 0.95% for Class A shares, 1.60% for Class C shares, 0.60% for Class F shares, 0.60% for Class I shares, 1.10% for Class R shares and 0.60% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Board of Directors of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the year ended April 30, 2025, fees waived and/or expenses reimbursed totaled $3,538,075.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the year ended April 30, 2025, the Fund incurred $860,164 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution and Service Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a monthly distribution fee, accrued daily and paid monthly, at an annual rate of up to 0.25%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively. In addition, also under the plan, the Fund may pay the distributor a monthly service fee, accrued daily and paid monthly, at an annual rate of up to 0.10% and 0.25% of the average daily net assets attributable to Class A and Class C shares, respectively. The amounts paid pursuant to the plan for Class A, Class C and Class R shares may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Sales Charges and Contingent Deferred Sales Charges: There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $500,000 or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended April 30, 2025, the Fund has been advised that the distributor paid $7,485, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $581 and $608 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $9,787 for the year ended April 30, 2025.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended April 30, 2025, totaled $884,796,575 and $1,080,520,697, respectively.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at April 30, 2025, and the effect of derivatives held during the year ended April 30, 2025, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Unrealized Appreciation	Location	Unrealized Depreciation
Credit Risk:
Total Return Swap Contracts—Over-the-Counter	Unrealized appreciation on total return swap contracts	$15,458	Unrealized depreciation on total return swap contracts	$20,000

Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	256,384	Unrealized depreciation	60,121

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	$(785,421)	$52,324

Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(4,821,166)	(820,079)
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	664,195	—
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	(179,348)	—

(a)	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities.

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NOTES TO FINANCIAL STATEMENTS—(Continued)

At April 30, 2025, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Credit Risk:
Total Return Swap Contracts—Over-the-Counter	$15,458	$20,000

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received and pledged by the Fund, if any, as of April 30, 2025:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivative Asset(b)
BNP Paribas	$15,458	$(15,458)	$—	$—

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
BNP Paribas	$20,000	$(15,458)	$—	$4,542

(a)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. Actual collateral amounts received or pledged may be higher than amounts above.
(b)	Net amount represents the net receivable from the counterparty or net payable due to the counterparty in the event of default.

The following summarizes the monthly average volume of the Fund’s option contracts, total return swap contracts and forward foreign currency exchange contracts activity for the year ended April 30, 2025:

	Purchased Option Contracts(b)	Written Option Contracts(b)	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$64,092,398	$61,718,928	$36,537,375	$117,072,644

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts, total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents one month for purchased option contracts, one month for written option contracts, two months for total return swap contracts and twelve months for forward foreign currency exchange contracts.

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NOTES TO FINANCIAL STATEMENTS—(Continued)

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended April 30,
	2025	2024
Ordinary income	$86,681,090	$83,568,947
Tax return of capital	—	3,443,633

Total dividends and distributions	$86,681,090	$87,012,580

As of April 30, 2025, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,631,687,326

Gross unrealized appreciation on investments	$25,204,891
Gross unrealized depreciation on investments	(17,995,106)

Net unrealized appreciation (depreciation) on investments	$7,209,785

Undistributed ordinary income	$5,507,602

As of April 30, 2025, the Fund has a net capital loss carryforward of $310,770,440 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $86,299,544 and a long-term capital loss carryforward of $224,470,896, which under current federal income tax rules, may offset capital gains recognized in any future period.

As of April 30, 2025, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities and certain fixed income securities and permanent book/tax differences primarily attributable to certain fixed income securities. To reflect reclassifications arising from the permanent differences, paid-in capital was credited $2,827,147 and total distributable earnings/(accumulated loss) was charged $2,827,147. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to

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NOTES TO FINANCIAL STATEMENTS—(Continued)

issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Class A:
Sold	5,460,956	$51,555,350	7,083,197	$63,808,135
Issued as reinvestment of dividends and distributions	635,155	5,999,423	729,544	6,593,931
Redeemed	(6,961,096)	(65,569,026)	(9,217,600)	(83,336,930)

Net increase (decrease)	(864,985)	$(8,014,253)	(1,404,859)	$(12,934,864)

Class C:
Sold	738,962	$6,970,479	699,089	$6,302,301
Issued as reinvestment of dividends and distributions	127,926	1,204,816	160,103	1,443,112
Redeemed	(1,605,985)	(15,143,003)	(2,393,215)	(21,562,193)

Net increase (decrease)	(739,097)	$(6,967,708)	(1,534,023)	$(13,816,780)

Class F:
Sold	3,886,813	$36,491,671	22,318,154	$206,452,480
Issued as reinvestment of dividends and distributions	702,092	6,580,146	269,004	2,459,244
Redeemed	(26,509,167)	(250,094,335)	(3,138,975)	(28,282,891)

Net increase (decrease)	(21,920,262)	$(207,022,518)	19,448,183	$180,628,833

Class I:
Sold	48,424,899	$456,157,976	53,312,103	$481,707,424
Issued as reinvestment of dividends and distributions	5,499,771	51,705,430	5,817,834	52,380,388
Redeemed	(48,580,439)	(456,020,657)	(101,242,947)	(908,981,481)

Net increase (decrease)	5,344,231	$51,842,749	(42,113,010)	$(374,893,669)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount

Class R:
Sold	265	$2,482	—	$—
Issued as reinvestment of dividends and distributions	635	6,007	1,056	9,502
Redeemed	—	—	(19,914)	(179,426)

Net increase (decrease)	900	$8,489	(18,858)	$(169,924)

Class Z:
Sold	12,772	$119,531	16,098	$143,550
Issued as reinvestment of dividends and distributions	628	5,894	321	2,882
Redeemed	(1,249)	(11,737)	(15,501)	(136,698)

Net increase (decrease)	12,151	$113,688	918	$9,734

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Risks associated with preferred securities differ from risks inherent with other investments. In particular, in the event of bankruptcy, a company’s preferred securities are senior to common stock but subordinated to all other types of corporate debt. Corporate bonds sit higher in the capital structure than preferred securities, and therefore in the event of bankruptcy, will be senior to the preferred securities.

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NOTES TO FINANCIAL STATEMENTS—(Continued)

Duration Risk: Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund may continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below-investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed

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NOTES TO FINANCIAL STATEMENTS—(Continued)

and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.

The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Shareholder Concentration Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after April 30, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the “Fund”) as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

June 23, 2025

We have served as the auditor of one or more investment companies in the Cohen & Steers family of mutual funds since 1991.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

(The following pages are unaudited)

TAX INFORMATION—2025

For the fiscal year ended April 30, 2025, for individual taxpayers, the Fund designates $56,828,856 as qualified dividend income eligible for reduced tax rates and $28,925,553 as interest related dividends. In addition, for corporate taxpayers, 26.71% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Changes to the Portfolio Management Team

Effective August 1, 2024, William F. Scapell no longer serves as portfolio manager of the Fund and Elaine Zaharis-Nikas assumed lead portfolio manager duties for the Fund.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—LPXAX
Class C—LPXCX
Class F—LPXFX
Class I—LPXIX
Class R—LPXRX
Class Z—LPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Low Duration Preferred and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Annual Financial Statements and Additional Information April 30, 2025

Cohen & Steers

Low Duration

Preferred and

Income Fund

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

LPXAXAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: July 2, 2025